INVESTMENTS - Schedule of Available-for-sale Debt Securities Maturities (Details) $ in Thousands	Mar. 31, 2022 USD ($)
Amortized Cost
1 year through 5 years	$ 26,288
Fair Value
1 year through 5 years	$ 25,548